Document and Entity Information	Apr. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000103872
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 22, 2022
Entity Registrant Name	VOLT INFORMATION SCIENCES, INC.
Entity Incorporation State Country Code	NY
Entity File Number	001-9232
Entity Tax Identification Number	13-5658129
Entity Address, Address Line One	2401 N. Glassell Street
Entity Address, City or Town	Orange
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92865
City Area Code	(714)
Local Phone Number	921-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10
Trading Symbol	VOLT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false